Employee Benefit Plans (Fair values of pension and post retirement plan assets by asset category) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total investments		$ 1,279	$ 1,378
Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total investments	[1]	705	716
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		7,197	8,062	$ 7,016
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,656	1,803	1,542
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,581	1,729	1,512
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		311	333	$ 299
Collective Bargaining Agreement | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		4,424	4,878
Total recorded at NAV	[2]	2,762	3,169
Total investments	[3]	7,186	8,047
Collective Bargaining Agreement | Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,017	1,090
Total recorded at NAV	[2]	636	709
Total investments	[4]	1,653	1,799
Collective Bargaining Agreement | Pension Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		18	18
Collective Bargaining Agreement | Pension Benefits | Cash equivalents and other | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		4	4
Collective Bargaining Agreement | Pension Benefits | US Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,645	1,902
Collective Bargaining Agreement | Pension Benefits | US Equity Securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		378	425
Collective Bargaining Agreement | Pension Benefits | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,061	1,151
Collective Bargaining Agreement | Pension Benefits | Foreign Equity Securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		244	257
Collective Bargaining Agreement | Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		318	352
Collective Bargaining Agreement | Pension Benefits | Insurance contracts | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		73	79
Collective Bargaining Agreement | Pension Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		752	770
Collective Bargaining Agreement | Pension Benefits | Corporate debt instruments | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		173	172
Collective Bargaining Agreement | Pension Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		630	685
Collective Bargaining Agreement | Pension Benefits | Government securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		145	153
Collective Bargaining Agreement | Pension Benefits | Common/collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	1,849	2,272
Collective Bargaining Agreement | Pension Benefits | Common/collective trust funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	425	509
Collective Bargaining Agreement | Pension Benefits | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	108	111
Collective Bargaining Agreement | Pension Benefits | Real Estate Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	25	25
Collective Bargaining Agreement | Pension Benefits | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	633	606
Collective Bargaining Agreement | Pension Benefits | Private Equity Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	146	135
Collective Bargaining Agreement | Pension Benefits | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	155	161
Collective Bargaining Agreement | Pension Benefits | Fixed Income Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	36	36
Collective Bargaining Agreement | Pension Benefits | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	17	19
Collective Bargaining Agreement | Pension Benefits | Hedge Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	4	4
Collective Bargaining Agreement | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		829	944
Total recorded at NAV	[2]	751	783
Total investments	[5]	1,580	1,727
Collective Bargaining Agreement | Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		143	163
Total recorded at NAV	[2]	168	170
Total investments		311	333
Collective Bargaining Agreement | Other Postretirement Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		2	3
Collective Bargaining Agreement | Other Postretirement Benefits | US Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		554	636
Collective Bargaining Agreement | Other Postretirement Benefits | US Equity Securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		113	130
Collective Bargaining Agreement | Other Postretirement Benefits | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		170	196
Collective Bargaining Agreement | Other Postretirement Benefits | Foreign Equity Securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		30	33
Collective Bargaining Agreement | Other Postretirement Benefits | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		19	21
Collective Bargaining Agreement | Other Postretirement Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		45	46
Collective Bargaining Agreement | Other Postretirement Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		39	42
Collective Bargaining Agreement | Other Postretirement Benefits | Common/collective trust funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	650	689
Collective Bargaining Agreement | Other Postretirement Benefits | Common/collective trust funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	148	154
Collective Bargaining Agreement | Other Postretirement Benefits | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	10	9
Collective Bargaining Agreement | Other Postretirement Benefits | Real Estate Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	2	1
Collective Bargaining Agreement | Other Postretirement Benefits | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	80	73
Collective Bargaining Agreement | Other Postretirement Benefits | Private Equity Funds | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	18	15
Collective Bargaining Agreement | Other Postretirement Benefits | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	10	11
Collective Bargaining Agreement | Other Postretirement Benefits | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Total recorded at NAV	[2]	1	1
Level 1 | Collective Bargaining Agreement | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		2,771	3,121
Level 1 | Collective Bargaining Agreement | Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		637	697
Level 1 | Collective Bargaining Agreement | Pension Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		17	18
Level 1 | Collective Bargaining Agreement | Pension Benefits | Cash equivalents and other | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		4	4
Level 1 | Collective Bargaining Agreement | Pension Benefits | US Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,645	1,902
Level 1 | Collective Bargaining Agreement | Pension Benefits | US Equity Securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		378	425
Level 1 | Collective Bargaining Agreement | Pension Benefits | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,061	1,151
Level 1 | Collective Bargaining Agreement | Pension Benefits | Foreign Equity Securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		244	257
Level 1 | Collective Bargaining Agreement | Pension Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		23	41
Level 1 | Collective Bargaining Agreement | Pension Benefits | Corporate debt instruments | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		5	9
Level 1 | Collective Bargaining Agreement | Pension Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		25	9
Level 1 | Collective Bargaining Agreement | Pension Benefits | Government securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		6	2
Level 1 | Collective Bargaining Agreement | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		728	836
Level 1 | Collective Bargaining Agreement | Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		143	163
Level 1 | Collective Bargaining Agreement | Other Postretirement Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1	1
Level 1 | Collective Bargaining Agreement | Other Postretirement Benefits | US Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		554	636
Level 1 | Collective Bargaining Agreement | Other Postretirement Benefits | US Equity Securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		113	130
Level 1 | Collective Bargaining Agreement | Other Postretirement Benefits | Foreign Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		170	196
Level 1 | Collective Bargaining Agreement | Other Postretirement Benefits | Foreign Equity Securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		30	33
Level 1 | Collective Bargaining Agreement | Other Postretirement Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1	2
Level 1 | Collective Bargaining Agreement | Other Postretirement Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		2	1
Level 2 | Collective Bargaining Agreement | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1,653	1,757
Level 2 | Collective Bargaining Agreement | Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		380	393
Level 2 | Collective Bargaining Agreement | Pension Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1
Level 2 | Collective Bargaining Agreement | Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		318	352
Level 2 | Collective Bargaining Agreement | Pension Benefits | Insurance contracts | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		73	79
Level 2 | Collective Bargaining Agreement | Pension Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		729	729
Level 2 | Collective Bargaining Agreement | Pension Benefits | Corporate debt instruments | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		168	163
Level 2 | Collective Bargaining Agreement | Pension Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		605	676
Level 2 | Collective Bargaining Agreement | Pension Benefits | Government securities | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		139	151
Level 2 | Collective Bargaining Agreement | Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		101	108
Level 2 | Collective Bargaining Agreement | Other Postretirement Benefits | Cash equivalents and other
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		1	2
Level 2 | Collective Bargaining Agreement | Other Postretirement Benefits | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		19	21
Level 2 | Collective Bargaining Agreement | Other Postretirement Benefits | Corporate debt instruments
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		44	44
Level 2 | Collective Bargaining Agreement | Other Postretirement Benefits | Government securities
Defined Benefit Plan Disclosure [Line Items]
Total recorded at fair value		$ 37	$ 41

[1]	See Note 24 for amounts attributable to related parties.
[2]	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
[3]	Excludes net assets related to pending sales of securities of $12 million, net accrued income of $21 million, and includes net assets related to pending purchases of securities of $22 million at December 31, 2018. Excludes net assets related to pending sales of securities of $11 million, net accrued income of $19 million, and includes net assets related to pending purchases of securities of $15 million at December 31, 2017.
[4]	Excludes net assets related to pending sales of securities of $3 million, net accrued income of $5 million, and includes net assets related to pending purchases of securities of $5 million at December 31, 2018. Excludes net assets related to pending sales of securities of $3 million, net accrued income of $4 million, and includes net assets related to pending purchases of securities of $3 million at December 31, 2017.
[5]	Excludes net assets related to pending sales of securities of $1 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $2 million at December 31, 2018. Excludes net assets related to pending sales of securities of $1 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $1 million at December 31, 2017.